Statement Of Changes In Net Assets Available For Benefits - EBP 001 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 252,809
Dividends	44,521
Total Investment income	297,330
Interest income on notes receivable from participants	2,084
Contributions
Participant	72,487
Employer	41,589
Rollover	13,979
Total Contributions	128,055
Total additions	427,469
Deductions
Benefits paid to participants	193,483
Administrative expenses	636
Total deductions	194,119
Net increase in net assets available for benefits	233,350
Net assets available for benefits, beginning of year	1,843,057
Net assets available for benefits, end of year	$ 2,076,407